LEASE LIABILITIES - Reconciliation of current and noncurrent lease liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASE LIABILITIES
Lease liabilities - current		$ 12,750	$ 81,610
Lease liabilities - noncurrent			12,750
Total future minimum lease payments	$ 0	12,750	94,360
Less imputed interest		(60)	(1,109)
Total		$ 12,690	$ 93,251